Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 6,181,238	$ 1,759,421
Income Tax Examination, Penalties and Interest Expense	$ 569,029	$ 0
Percentage Of Change In Cumulative Ownership	50.00%